Offerings - Offering: 1	May 06, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 50,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-264773
Carry Forward Initial Effective Date	May 24, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,635
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $50,000.00 registered hereunder are unsold securities (the “Unsold Securities”) previously covered by the registrant’s registration statement on Form
S-3
(File
No. 333-264773)
which was initially filed with the Securities and Exchange Commission on May 6, 2022 and became effective on May 24, 2022 (the “Prior Registration Statement”), and are hereby included in the registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-269707),
which was filed and became effective on February 10, 2023 (the “Registration Statement”). The registrant paid a filing fee of $4,635.00 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this prospectus supplement to the Registration Statement.